PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Flexible
Premium Variable Annuity Account
A Prudential Financial Company
751 Broad Street, Newark, NJ 07102-3777

PRUDENTIAL PREMIER RETIREMENT VARIABLE ANNUITY B SERIES (“B SERIES”)
PRUDENTIAL PREMIER RETIREMENT VARIABLE ANNUITY L SERIES (“L SERIES”)
PRUDENTIAL PREMIER RETIREMENT VARIABLE ANNUITY C SERIES (“C SERIES”)
(Applicable to contracts with applications signed on or after 02/10/2014)

Flexible Premium Deferred Annuities Offering Highest Daily Lifetime Income v3.0 Optional Living Benefits

Updating Summary Prospectus
May 1, 2024

You should read this Updating Summary Prospectus carefully, particularly the section titled “Important Information You Should Consider About the Annuity”.

An updated statutory prospectus for the Prudential Premier Retirement Variable Annuity B Series, L Series and C Series Annuity Contract is currently available online, which contains more information about the contract, including its features, benefits, and risks. You can find the statutory prospectus and other information about the contract online at www.prudential.com/regdocs/PLNJ-Premier-BLCv3.0-NY-STAT. You can also obtain this information at no cost by calling 1-888-PRU-2888 or by sending an email request to service@prudential.com.

These Annuities were only offered for sale in the State of New York.

This Summary Prospectus incorporates by reference the Prudential Premier Retirement Variable Annuity B Series, L Series and C Series prospectus and Statement of Additional Information (SAI), both dated May 1, 2024. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Updating Summary Prospectus. Any representation to the contrary is a criminal offense.

PPRTNY30DPRO-USP

GLOSSARY OF TERMS

Many terms used within this Updating Summary Prospectus are described within the text where they appear. Not all the descriptions of those terms are repeated in this Glossary of Terms.

Account Value: The total value of all allocations to the Sub-accounts and/or the Secure Value Account on any Valuation Day. The Account Value is determined separately for each Sub-account and the Secure Value Account and then totaled to determine the Account Value for your entire Annuity.

Annuity Year: The first Annuity Year begins on the Issue Date and continues through and includes the day immediately preceding the first anniversary of the Issue Date. Subsequent Annuity Years begin on the anniversary of the Issue Date and continue through and include the day immediately preceding the next anniversary of the Issue Date.

Investment Option: A Sub-account or other option available as of any given time to which Account Value may be allocated.

Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or individual named as having ownership rights in relation to the Annuity. In certain states, with an Annuity issued as a certificate under a group annuity contract, the “Owner” refers to the person or entity that has the rights and benefits designated to the “participant” in the certificate. Thus, an Owner who is a participant has rights that are comparable to those of the Owner of an individual annuity contract.

Permitted Sub-accounts: The Sub-accounts, as determined by us, to which you can allocate amounts if you elect an optional living benefit.

Portfolio: An underlying mutual fund in which a Sub-account of the Separate Account invests.

Purchase Payment: A cash consideration in currency of the United States of America given to us in exchange for the rights, privileges, and benefits of the Annuity.

Separate Account: Refers to the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, which holds assets associated with annuities issued by Pruco Life Insurance Company of New Jersey. Separate Account assets held in support of the annuities are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct.

Sub-account: A division of the Separate Account.

we, us, our: Pruco Life Insurance Company of New Jersey.

you, your: The Owner(s) shown in the Annuity.

May 1, 2024Updating Summary Prospectus 1

UPDATED INFORMATION ABOUT YOUR CONTRACT

There have been no changes to Contract features since the date of the last statutory prospectus, May 1, 2023.

May 1, 2024Updating Summary Prospectus 2

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals

For B Series: If you withdraw money from the Annuity within 7 years following your last Purchase Payment, you may be assessed a surrender charge. The maximum surrender charge is 7.0% of the Purchase Payment, and a surrender charge may be assessed up to 7 years after the last Purchase Payment under the Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For L Series: If you withdraw money from the Annuity within 4 years following your last Purchase Payment, you may be assessed a surrender charge. The maximum surrender charge is 7.0% of the Purchase Payment, and a surrender charge may be assessed up to 4 years after the last Purchase Payment under the Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For C Series: None.
For more information on early withdrawal charges, please refer to the “Fees, Charges and Deductions” section of  the statutory prospectus.

Transaction Charges

In addition to surrender charges, you may also be charged for other transactions. Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Fees, Charges and Deductions” section of the statutory prospectus.

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	After 9th Annuity Year	During First 9 Annuity Years
	B Series	1.450%*	1.471%*
	L Series	1.450%*	1.920%*
	C Series	1.450%*	1.973%*
	Investment options (Portfolio fees and expenses)	0.29%*	1.43%*
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.00%*	2.00%

* Charge based on average daily net assets allocated to the Sub-accounts.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost B Series - $1,782 L Series - $2,243 C Series - $2,294	Highest Annual Cost B Series - $4,981 L Series - $5,427 C Series - $5,483

Assumes:

●

Investment of $100,000

●

5% annual appreciation

●

Least expensive Portfolio fees and expenses

●

No optional benefits

●

No sales charges

●

No additional Purchase Payments, transfers or withdrawals

Assumes:

●

Investment of $100,000

●

5% annual appreciation

●

Most expensive combination of optional benefits and Portfolio fees and expenses

●

No sales charges

●

No additional Purchase Payments, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the “Fee Table” section of the statutory prospectus.

May 1, 2024Updating Summary Prospectus 3

Risks
Risk of Loss	You can lose money by investing in the Annuity. For more information on the risk of loss, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.
Not a Short-Term Investment

The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.

Risks Associated with Investment Options

An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Annuity, each of which has its own unique risks. You should review the Investment Options before making an investment decision.
For more information on the risks associated with Investment Options, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.

Insurance Company Risks

An investment in the Annuity is subject to the risks related to Pruco Life Insurance Company of New Jersey. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Pruco Life Insurance Company of New Jersey. More information about Pruco Life Insurance Company of New Jersey is available upon request. Such requests can be made toll-free at 1-888-PRU-2888.
For more information on insurance company risks, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.

Restrictions
Investments

You may make twenty (20) free transfers between Investment Options each Annuity Year. After the twentieth transfer in each Annuity Year, we will charge $10 for each additional transfer.
If you select an optional benefit, your selection of Investment Options may be limited.
Pruco Life Insurance Company of New Jersey reserves the right to remove or substitute Portfolios as Investment Options.
We may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to the “Fees, Charges and Deductions” section, “Appendix A,” the “What are the Separate Accounts?” section and the “Financial Professional Permission to Forward Transaction Instructions” section of  the statutory prospectus.

Optional Benefits

You may be able to obtain an optional benefit, which may require additional charges. If you elect to purchase an optional benefit, we will deduct an additional charge on a quarterly basis from your Account Value allocated to the Sub-accounts. The charge for the optional benefit is deducted in addition to the insurance charge due to the increased insurance risk associated with the optional benefit. Any withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
For more information on optional benefits under the Annuity, please refer to the “Benefits Available Under the Annuity” section of  the statutory prospectus.

Taxes
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59½.
For more information on tax implications, please refer to the “Tax Considerations” section of the statutory prospectus.

Conflicts of Interest
Investment Professional Compensation

Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, based on your investments in the Annuity.
For more information on investment professional compensation, please refer to the “Who Distributes the Annuities?” section of the statutory prospectus.

May 1, 2024Updating Summary Prospectus 4

Conflicts of Interest
Exchanges

Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. This Annuity is no longer sold.
For more information on exchanges, please refer to the “Who Distributes the Annuities?” section of the statutory prospectus.

May 1, 2024Updating Summary Prospectus 5

APPENDIX A – PORTFOLIOS AVAILABLE UNDER THE ANNUITY

The following is the list of Portfolios available under the Annuity. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLNJ-Premier-BLCv3.0-NY-STAT. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.

The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Allocation	AST Academic Strategies Asset Allocation Portfolio1,♦ Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company Morgan Stanley Investment Management Inc. PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC PGIM Real Estate Systematica Limited Wellington Management Company LLP Western Asset Management Company, LLC Western Asset Management Company Limited	1.14%	10.21%	5.34%	3.67%
Allocation	AST Advanced Strategies Portfolio1,♦ Jennison Associates LLC Massachusetts Financial Services Company J.P. Morgan Investment Management, Inc. T. Rowe Price Associates, Inc. PGIM Limited PGIM Quantitative Solutions LLC PGIM Real Estate PGIM Fixed Income	0.91%	14.48%	7.94%	6.33%
Allocation	AST Balanced Asset Allocation Portfolio1,♦ ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.90%	15.77%	7.86%	6.14%
Allocation	AST Capital Growth Asset Allocation Portfolio1,♦ ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.90%	18.09%	9.74%	7.30%

May 1, 2024Updating Summary Prospectus 6

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	AST ClearBridge Dividend Growth Portfolio[1] ClearBridge Investments, LLC	0.96%	14.32%	12.91%	10.05%
Equity	AST Cohen & Steers Realty Portfolio[1] Cohen & Steers Capital Management, Inc.	1.12%	12.08%	8.79%	8.29%
Fixed Income	AST Core Fixed Income Portfolio[1] PGIM Fixed Income PGIM Limited Wellington Management Company LLP Western Asset Management Company, LLC Western Asset Management Company Limited	0.72%	6.35%	1.11%	2.28%
Equity	AST Emerging Markets Equity Portfolio[1] AQR Capital Management, LLC J.P. Morgan Investment Management, Inc. Martin Currie Inc.	1.43%	12.31%	0.77%	0.07%
Fixed Income	AST Global Bond Portfolio[1] AllianceBernstein L.P. Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International Wellington Management Company LLP	1.01%	6.29%	0.56%	N/A
Fixed Income	AST Government Money Market Portfolio[1] PGIM Fixed Income	0.57%	4.62%	1.54%	0.93%
Fixed Income	AST High Yield Portfolio[1] J.P. Morgan Investment Management, Inc. PGIM Fixed Income PGIM Limited	0.94%	10.56%	4.24%	4.00%
Equity	AST International Equity Portfolio[1] Jennison Associates LLC J.P. Morgan Investment Management, Inc. LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	1.06%	17.75%	10.39%	6.08%
Fixed Income	AST Investment Grade Bond Portfolio1,2,♦ PGIM Fixed Income PGIM Limited	0.69%	6.49%	3.07%	3.13%
Allocation	AST J.P. Morgan Global Thematic Portfolio[1] J.P. Morgan Investment Management, Inc.	1.04%	13.88%	7.51%	5.59%
Allocation	AST J.P. Morgan Tactical Preservation Portfolio[1] J.P. Morgan Investment Management, Inc.	1.03%	10.35%	5.08%	4.07%
Equity	AST Large-Cap Core Portfolio[1] J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	0.90%	23.10%	12.69%	10.27%

May 1, 2024Updating Summary Prospectus 7

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	AST Large-Cap Growth Portfolio1,♦ Clearbridge Investments, LLC Jennison Associates LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc.	0.93%	43.63%	15.03%	13.40%
Equity	AST Large-Cap Value Portfolio[1] Hotchkis and Wiley Capital Management, LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc. Wellington Management Company LLP	0.84%	9.75%	13.37%	9.19%
Equity	AST MFS Global Equity Portfolio[1] Massachusetts Financial Services Company	1.12%	14.02%	10.15%	7.11%
Equity	AST Mid-Cap Growth Portfolio[1] Delaware Investments Fund Advisers J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company TimesSquare Capital Management, LLC	1.12%	21.94%	10.31%	7.82%
Equity	AST Mid-Cap Value Portfolio[1] Massachusetts Financial Services Company Victory Capital Management Inc. Wellington Management Company LLP	1.02%	12.08%	10.42%	7.12%
Allocation	AST Preservation Asset Allocation Portfolio1,♦ ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.92%	11.78%	4.63%	4.14%
Allocation	AST Prudential Growth Allocation Portfolio[1] Jennison Associates LLC PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC PGIM Real Estate	0.89%	18.06%	7.27%	6.17%
Allocation	AST Quantitative Modeling Portfolio1,♦ PGIM Quantitative Solutions LLC PGIM Fixed Income PGIM Limited Jennison Associates LLC	1.02%	17.47%	8.30%	6.44%
Equity	AST Small-Cap Growth Portfolio[1] Driehaus Capital Management LLC Emerald Mutual Fund Advisers Trust Massachusetts Financial Services Company UBS Asset Management (Americas) Inc. Victory Capital Management Inc.	1.00%	17.10%	11.35%	8.58%

May 1, 2024Updating Summary Prospectus 8

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	AST Small-Cap Value Portfolio[1] Boston Partners Global Investors, Inc Goldman Sachs Asset Management, L.P. Hotchkis and Wiley Capital Management, LLC J.P. Morgan Investment Management, Inc.	1.01%	13.75%	9.79%	6.34%
Allocation	AST T. Rowe Price Asset Allocation Portfolio[1] T. Rowe Price Associates, Inc. T. Rowe Price International, Ltd T. Rowe Price Australia Ltd.	0.89%	16.86%	8.37%	6.40%
Allocation	AST T. Rowe Price Growth Opportunities Portfolio[1] T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited T. Rowe Price International, Ltd. T. Rowe Price Japan, Inc.	0.99%	17.65%	9.65%	N/A
Equity	AST T. Rowe Price Natural Resources Portfolio[1] T. Rowe Price Associates, Inc.	1.06%	1.35%	8.75%	2.58%
Equity	PSF Small-Cap Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.38%	15.74%	10.69%	8.36%
Equity	PSF Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.29%	25.92%	15.34%	11.73%
The additional information below may be applicable to the Portfolios listed in the above table:
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the Portfolios of The Prudential Series Fund (PSF).
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST.
PGIM Real Estate is a business unit of PGIM, Inc.
1.	These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond Portfolio Sub-account or a fixed account (those AST bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:

(1)	a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;

(2)	the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(3)	a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.

The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Before you allocate to the Sub-account with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.
2.	The AST Investment Grade Bond variable Investment Option is not available for allocation of Purchase Payments or contract Owner transfers.
♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

May 1, 2024Updating Summary Prospectus 9

LIMITATIONS WITH OPTIONAL LIVING BENEFITS

As a condition of electing any Highest Daily Lifetime Income v3.0 benefit, we limit the Investment Options to which you may allocate your Account  Value, as set forth in the Permitted Sub-accounts table below.

Permitted Sub-accounts

AST Academic Strategies Asset Allocation Portfolio

AST Advanced Strategies Portfolio

AST Balanced Asset Allocation Portfolio

AST Capital Growth Asset Allocation Portfolio

AST J.P. Morgan Global Thematic Portfolio

AST J.P. Morgan Tactical Preservation Portfolio

AST Preservation Asset Allocation Portfolio

AST Prudential Growth Allocation Portfolio

AST T. Rowe Price Asset Allocation Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

May 1, 2024Updating Summary Prospectus 10

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The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777

Edgar Contract Identifier: C000133838	PPRTNY30DPRO-USP

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Flexible
Premium Variable Annuity Account
A Prudential Financial Company
751 Broad Street, Newark, NJ 07102-3777

PRUDENTIAL PREMIER RETIREMENT VARIABLE ANNUITY B SERIES (“B SERIES”)
PRUDENTIAL PREMIER RETIREMENT VARIABLE ANNUITY L SERIES (“L SERIES”)
PRUDENTIAL PREMIER RETIREMENT VARIABLE ANNUITY C SERIES (“C SERIES”)
(Applicable to contracts with applications signed from 02/25/2013 - 02/09/2014)

Updating Summary Prospectus
May 1, 2024

You should read this Updating Summary Prospectus carefully, particularly the section titled “Important Information You Should Consider About the Annuity”.

An updated statutory prospectus for the Prudential Premier Retirement Variable Annuity B Series, L Series and C Series Annuity Contract is currently available online, which contains more information about the contract, including its features, benefits, and risks. You can find the statutory prospectus and other information about the contract online at www.prudential.com/regdocs/PLNJ-Premier-BLCv2.1-NY-STAT. You can also obtain this information at no cost by calling 1-888-PRU-2888 or by sending an email request to service@prudential.com.

These Annuities were only offered for sale in the State of New York.

This Updating Summary Prospectus incorporates by reference the Prudential Premier Retirement Variable Annuity B Series, L Series and C Series prospectus and Statement of Additional Information (SAI), both dated May 1, 2024, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Updating Summary Prospectus. Any representation to the contrary is a criminal offense.

PPRTNY21DPRO-USP

GLOSSARY OF TERMS

Many terms used within this Updating Summary Prospectus are described within the text where they appear. Not all the descriptions of those terms are repeated in this Glossary of Terms.

Account Value: The total value of all allocations to the Sub-accounts on any Valuation Day. The Account Value is determined separately for each Sub-account and then totaled to determine the Account Value for your entire Annuity.

Annuity Year: The first Annuity Year begins on the Issue Date and continues through and includes the day immediately preceding the first anniversary of the Issue Date. Subsequent Annuity Years begin on the anniversary of the Issue Date and continue through and include the day immediately preceding the next anniversary of the Issue Date.

Investment Option: A Sub-account available as of any given time to which Account Value may be allocated.

Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or individual named as having ownership rights in relation to the Annuity. In certain states, with an Annuity issued as a certificate under a group annuity contract, the “Owner” refers to the person or entity that has the rights and benefits designated to the “participant” in the certificate. Thus, an Owner who is a participant has rights that are comparable to those of the Owner of an individual annuity contract.

Portfolio: Any underlying mutual fund in which a Sub-account of the Separate Account invests.

Purchase Payment: A cash consideration in currency of the United States of America given to us in exchange for the rights, privileges, and benefits of the Annuity.

Separate Account: Refers to the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, which holds assets associated with annuities issued by Pruco Life Insurance Company of New Jersey. Separate Account assets held in support of the annuities are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct.

Sub-account: A division of the Separate Account.

Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued, not including any day: (1) trading on the NYSE is restricted; (2) an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or (3) the SEC, by order, permits the suspension or postponement for the protection of security holders.

we, us, our: Pruco Life Insurance Company of New Jersey.

you, your: The Owner(s) shown in the Annuity.

May 1, 2024Updating Summary Prospectus 1

UPDATED INFORMATION ABOUT YOUR CONTRACT

There have been no changes to Contract features since the date of the last statutory prospectus, May 1, 2023.

May 1, 2024Updating Summary Prospectus 2

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals

For B Series: If you withdraw money from the Annuity within 7 years following your last Purchase Payment, you may be assessed a surrender charge. The maximum surrender charge is 7.0% of the Purchase Payment, and a surrender charge may be assessed up to 7 years after the last Purchase Payment under the Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For L Series: If you withdraw money from the Annuity within 4 years following your last Purchase Payment, you may be assessed a surrender charge. The maximum surrender charge is 7.0% of the Purchase Payment, and a surrender charge may be assessed up to 4 years after the last Purchase Payment under the Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For C Series: None.
For more information on early withdrawal charges, please refer to the “Fees, Charges and Deductions” section of the statutory prospectus.

Transaction Charges

In addition to surrender charges, you may also be charged for other transactions. Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Fees, Charges and Deductions” section of the statutory prospectus.

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	After 9th Annuity Year	During First 9 Annuity Years
	B Series	1.450%*	1.471%*
	L Series	1.450%*	1.920%*
	C Series	1.450%*	1.973%*
	Investment options (Portfolio fees and expenses)	0.29%*	1.43%*
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.00%	2.00%
* Charge based on average daily net assets allocated to the Sub-accounts.

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that  substantially increase costs.

	Lowest Annual Cost B Series - $1,782 L Series - $2,243 C Series - $2,294	Highest Annual Cost B Series - $4,975 L Series - $5,427 C Series - $5,447

Assumes:

●

Investment of $100,000

●

5% annual appreciation

●

Least expensive Portfolio fees and expenses

●

No optional benefits

●

No sales charges

●

No additional Purchase Payments, transfers or withdrawals

Assumes:

●

Investment of $100,000

●

5% annual appreciation

●

Most expensive combination of optional benefits and Portfolio fees and expenses

●

No sales charges

●

No additional Purchase Payments, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the “Fee Table” section of the statutory prospectus.

May 1, 2024Updating Summary Prospectus 3

Risks
Risk of Loss	You can lose money by investing in the Annuity. For more information on the risk of loss, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.
Not a Short-Term Investment

The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.

Risks Associated with Investment Options

An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Annuity, each of which has its own unique risks. You should review the Investment Options before making an investment decision.
For more information on the risks associated with Investment Options, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.

Insurance Company Risks

An investment in the Annuity is subject to the risks related to Pruco Life Insurance Company of New Jersey. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Pruco Life Insurance Company of New Jersey. More information about Pruco Life Insurance Company of New Jersey is available upon request. Such requests can be made toll-free at 1-888-PRU-2888.
For more information on insurance company risks, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.

Restrictions
Investments

You may make twenty (20) free transfers between Investment Options each Annuity Year. After the twentieth transfer in each Annuity Year, we will charge $10 for each additional transfer.
If you select an optional benefit, your selection of Investment Options may be limited.
Pruco Life Insurance Company of New Jersey reserves the right to remove or substitute Portfolios as Investment Options.
We may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to the “Fees, Charges and Deductions” section, “Appendix A,” the “What are the Separate Accounts?” “section and the “Financial Professional Permission to Forward Transaction Instructions” section of  the statutory prospectus.

Optional Benefits

You may be able to obtain an optional benefit, which may require additional charges. If you elect to purchase an optional benefit, we will deduct an additional charge on a quarterly basis from your Account Value allocated to the Sub-accounts. The charge for the optional benefit is deducted in addition to the insurance charge due to the increased insurance risk associated with the optional benefit. Any withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
For more information on optional benefits under the Annuity, please refer to the “Benefits Available Under the Annuity” section of the statutory prospectus.

Taxes
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59½.
For more information on tax implications, please refer to the “Tax Considerations” section of the statutory prospectus.

Conflicts of Interest
Investment Professional Compensation

Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, based on your investments in the Annuity.
For more information on investment professional compensation, please refer to the “Who Distributes the Annuities?” section of the statutory prospectus.

May 1, 2024Updating Summary Prospectus 4

Conflicts of Interest
Exchanges

Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. This Annuity is no longer sold.
For more information on exchanges, please refer to the “Who Distributes the Annuities?“ section of the statutory prospectus.

May 1, 2024Updating Summary Prospectus 5

APPENDIX A – PORTFOLIOS AVAILABLE UNDER THE ANNUITY

The following is the list of Portfolios available under the Annuity. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLNJ-Premier-BLCv2.1-NY-STAT. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.

The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Allocation	AST Academic Strategies Asset Allocation Portfolio1,♦ Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company Morgan Stanley Investment Management Inc. PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC PGIM Real Estate Systematica Limited Wellington Management Company LLP Western Asset Management Company, LLC Western Asset Management Company Limited	1.14%	10.21%	5.34%	3.67%
Allocation	AST Advanced Strategies Portfolio1,♦ Jennison Associates LLC Massachusetts Financial Services Company J.P. Morgan Investment Management, Inc. T. Rowe Price Associates, Inc. PGIM Limited PGIM Quantitative Solutions LLC PGIM Real Estate PGIM Fixed Income	0.91%	14.48%	7.94%	6.33%
Allocation	AST Balanced Asset Allocation Portfolio1,♦ ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.90%	15.77%	7.86%	6.14%
Allocation	AST Capital Growth Asset Allocation Portfolio1,♦ ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.90%	18.09%	9.74%	7.30%

May 1, 2024Updating Summary Prospectus A-1

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	AST ClearBridge Dividend Growth Portfolio[1] ClearBridge Investments, LLC	0.96%	14.32%	12.91%	10.05%
Equity	AST Cohen & Steers Realty Portfolio[1] Cohen & Steers Capital Management, Inc.	1.12%	12.08%	8.79%	8.29%
Fixed Income	AST Core Fixed Income Portfolio[1] PGIM Fixed Income PGIM Limited Wellington Management Company LLP Western Asset Management Company, LLC Western Asset Management Company Limited	0.72%	6.35%	1.11%	2.28%
Equity	AST Emerging Markets Equity Portfolio[1] AQR Capital Management, LLC J.P. Morgan Investment Management, Inc. Martin Currie Inc.	1.43%	12.31%	0.77%	0.07%
Fixed Income	AST Global Bond Portfolio[1] AllianceBernstein L.P. Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International Wellington Management Company LLP	1.01%	6.29%	0.56%	N/A
Fixed Income	AST Government Money Market Portfolio[1] PGIM Fixed Income	0.57%	4.62%	1.54%	0.93%
Fixed Income	AST High Yield Portfolio[1] J.P. Morgan Investment Management, Inc. PGIM Fixed Income PGIM Limited	0.94%	10.56%	4.24%	4.00%
Equity	AST International Equity Portfolio[1] Jennison Associates LLC J.P. Morgan Investment Management, Inc. LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	1.06%	17.75%	10.39%	6.08%
Fixed Income	AST Investment Grade Bond Portfolio1,2,♦ PGIM Fixed Income PGIM Limited	0.69%	6.49%	3.07%	3.13%
Allocation	AST J.P. Morgan Global Thematic Portfolio[1] J.P. Morgan Investment Management, Inc.	1.04%	13.88%	7.51%	5.59%
Allocation	AST J.P. Morgan Tactical Preservation Portfolio[1] J.P. Morgan Investment Management, Inc.	1.03%	10.35%	5.08%	4.07%
Equity	AST Large-Cap Core Portfolio[1] J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	0.90%	23.10%	12.69%	10.27%

May 1, 2024Updating Summary Prospectus A-2

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	AST Large-Cap Growth Portfolio1,♦ Clearbridge Investments, LLC Jennison Associates LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc.	0.93%	43.63%	15.03%	13.40%
Equity	AST Large-Cap Value Portfolio[1] Hotchkis and Wiley Capital Management, LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc. Wellington Management Company LLP	0.84%	9.75%	13.37%	9.19%
Equity	AST MFS Global Equity Portfolio[1] Massachusetts Financial Services Company	1.12%	14.02%	10.15%	7.11%
Equity	AST Mid-Cap Growth Portfolio[1] Delaware Investments Fund Advisers J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company TimesSquare Capital Management, LLC	1.12%	21.94%	10.31%	7.82%
Equity	AST Mid-Cap Value Portfolio[1] Massachusetts Financial Services Company Victory Capital Management Inc. Wellington Management Company LLP	1.02%	12.08%	10.42%	7.12%
Allocation	AST Preservation Asset Allocation Portfolio1,♦ ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.92%	11.78%	4.63%	4.14%
Allocation	AST Prudential Growth Allocation Portfolio[1] Jennison Associates LLC PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC PGIM Real Estate	0.89%	18.06%	7.27%	6.17%
Allocation	AST Quantitative Modeling Portfolio1,♦ PGIM Quantitative Solutions LLC PGIM Fixed Income PGIM Limited Jennison Associates LLC	1.02%	17.47%	8.30%	6.44%
Equity	AST Small-Cap Growth Portfolio[1] Driehaus Capital Management LLC Emerald Mutual Fund Advisers Trust Massachusetts Financial Services Company UBS Asset Management (Americas) Inc. Victory Capital Management Inc.	1.00%	17.10%	11.35%	8.58%

May 1, 2024Updating Summary Prospectus A-3

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	AST Small-Cap Value Portfolio[1] Boston Partners Global Investors, Inc Goldman Sachs Asset Management, L.P. Hotchkis and Wiley Capital Management, LLC J.P. Morgan Investment Management, Inc.	1.01%	13.75%	9.79%	6.34%
Allocation	AST T. Rowe Price Asset Allocation Portfolio[1] T. Rowe Price Associates, Inc. T. Rowe Price International, Ltd T. Rowe Price Australia Ltd.	0.89%	16.86%	8.37%	6.40%
Allocation	AST T. Rowe Price Growth Opportunities Portfolio[1] T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited T. Rowe Price International, Ltd. T. Rowe Price Japan, Inc.	0.99%	17.65%	9.65%	N/A
Equity	AST T. Rowe Price Natural Resources Portfolio[1] T. Rowe Price Associates, Inc.	1.06%	1.35%	8.75%	2.58%
Equity	PSF Small-Cap Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.38%	15.74%	10.69%	8.36%
Equity	PSF Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.29%	25.92%	15.34%	11.73%
The additional information below may be applicable to the Portfolios listed in the above table:
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the Portfolios of The Prudential Series Fund (PSF).
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST.
PGIM Real Estate is a business unit of PGIM, Inc.
1.	These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond Portfolio Sub-account or a fixed account (those AST bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:

(1)	a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;

(2)	the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(3)	a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.

The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Before you allocate to the Sub-account with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.
2.	The AST Investment Grade Bond variable Investment Option is not available for allocation of Purchase Payments or contract Owner transfers.
♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

May 1, 2024Updating Summary Prospectus A-4

LIMITATIONS WITH OPTIONAL BENEFITS

As a condition to your electing any Highest Daily Lifetime Income v2.1 benefit, we limit the Investment Options to which you may allocate your Account Value, as set forth in the Permitted Sub-accounts table below.

Permitted Sub-accounts

AST Academic Strategies Asset Allocation Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
AST Advanced Strategies Portfolio	AST Preservation Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio
AST Capital Growth Asset Allocation Portfolio	AST T. Rowe Price Asset Allocation Portfolio
AST J.P. Morgan Global Thematic Portfolio

May 1, 2024Updating Summary Prospectus A-5

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The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777

Edgar Contract Identifier: C000122789	PPRTNY21DPRO-USP